LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of balances for the operating and finance leases where the Group is the lessee

The balances for the operating and finance leases where the Group is the lessee are presented as follows (RMB in thousands):

	2021	2022
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	62,515	65,489
Operating lease liabilities - non-current	385,420	339,885
Total operating lease liabilities	447,935	405,374
Operating lease right-of-use assets, net	438,271	396,966

Financing leases:
Financing lease liabilities - current	194,939	168,381
Financing lease liabilities - non-current	236,374	69,881
Total financing lease liabilities	431,313	238,262
Financing lease right-of-use assets, net	628,592	558,407

Schedule of components of lease expenses

(a)	The components of lease expenses were as follows (RMB in thousands):

	For the years ended December 31,
	2021	2022
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	135,791	129,869
Interest of lease liabilities	51,575	36,553
Expenses for short-term lease within 12 months	3,052	9,154
Total lease cost	190,418	175,576

Schedule of supplemental cash flow information related to leases

(b)	Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	76,400	72,906
Operating cash outflows for finance leases	25,974	19,926
Financing cash outflows for finance leases	286,292	216,722
Total cash paid for amounts included in the measurement of lease liabilities:	388,666	309,554

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	185,472	3,476
Finance lease liabilities	132,188	—
Total lease obligation accrued in exchange for right-of-use assets:	317,660	3,476

Schedule of supplemental balance sheet information related to leases

(c)	Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2021	2022
Weighted-average remaining lease term	7.35 years	6.21 years
Weighted-average discount rate	6.47%	6.46%

Financing leases:

	As of December 31,
	2021	2022
Weighted-average remaining lease term	1.94 years	0.94 years
Weighted-average discount rate	5.65%	5.55%

Schedule of operating lease liabilities

Operating leases:

Year ending December 31,	RMB
Year ended December 31,
2023	85,637
2024	84,973
2025	75,863
Thereafter	206,541
Total undiscounted lease payments	453,014
Less: imputed interest	47,640
Total lease liabilities	405,374

Schedule of finance lease liabilities	Financing leases:

Year ending December 31,	RMB
Year ended December 31,
2023	236,657
2024	34,252
Total undiscounted lease payments	270,909
Less: imputed interest	32,647
Total lease liabilities	238,262